Changes in cash and cash equivalents, bank overdrafts and liabilities arising from financing activities (Tables)	12 Months Ended
Jul. 31, 2021
Cash and cash equivalents [abstract]
Schedule of changes in cash and cash equivalents, bank overdrafts and liabilities arising from financing activities

	Cash and cash equivalents (note 17)	Bank overdrafts (note 19)	Total cash, cash equivalents and bank overdrafts	Derivative financial instruments (note 20)	Loans (note 19)	Obligations under finance leases	Total excluding lease liabilities	Lease Liabilities (note 12)	Total including lease liabilities
	$m	$m	$m	$m	$m	$m	$m	$m	$m
At July 31, 2018	833	(375)	458	(2)	(1,530)	(6)	(1,080)	—	(1,080)
Cash movements
Proceeds from loans and derivatives			—	(7)	(750)	—	(757)	—	(757)
Repayments of loans			—	—	2	—	2	—	2
Finance lease capital payments			—	—	—	3	3	—	3
Changes due to disposal of businesses			(1)	—	—	—	(1)	—	(1)
Changes due to acquisition of businesses			11	—	—	(3)	8	—	8
Other cash flows			628	—	—	—	628	—	628
Non-cash movements
Fair value and other adjustments			—	25	(26)	—	(1)	—	(1)
Exchange movements			(10)	6	7	—	3	—	3
At July 31, 2019	1,133	(47)	1,086	22	(2,297)	(6)	(1,195)	—	(1,195)
Adjustment on adoption of IFRS 16	—	—	—	—	—	6	6	(1,481)	(1,475)
At August 1, 2019	1,133	(47)	1,086	22	(2,297)	—	(1,189)	(1,481)	(2,670)
Cash movements
Proceeds from loans and derivatives			—	(7)	(1,162)	—	(1,169)	—	(1,169)
Repayments of loans			—	—	566	—	566	—	566
Lease liability capital payments(1)			—	—	—	—	—	295	295
Interest paid on lease liabilities(1)			—	—	—	—	—	53	53
Changes due to acquisition of businesses			6	—	—	—	6	—	6
Other cash flows			771	—	—	—	771	—	771
Non-cash movements
Lease liability additions			—	—	—	—	—	(115)	(115)
Changes in lease liabilities due to acquisition of businesses			—	—	—	—	—	(30)	(30)
Discount unwinding on lease liabilities			—	—	—	—	—	(53)	(53)
Fair value and other adjustments			—	28	(20)	—	8	(16)	(8)
Exchange movements			4	(4)	(5)	—	(5)	(8)	(13)
At July 31, 2020	2,115	(248)	1,867	39	(2,918)	—	(1,012)	(1,355)	(2,367)
Cash movements
Proceeds from loans and derivatives			—	(4)	—	—	(4)	—	(4)
Repayments of loans			—	—	375	—	375	—	375
Lease liability capital payments(1)			—	—	—	—	—	296	296
Interest paid on lease liabilities(1)			—	—	—	—	—	46	46
Changes due to disposal of businesses			(27)	—	—	—	(27)	133	106
Changes due to acquisition of businesses			13	—	—	—	13	—	13
Other cash flows			(702)	—	—	—	(702)	—	(702)
Non-cash movements
Lease liability additions			—	—	—	—	—	(97)	(97)
Discount unwinding on lease liabilities			—	—	—	—	—	(46)	(46)
Changes in lease liabilities due to acquisition of businesses			—	—	—	—	—	(12)	(12)
Fair value and other adjustments			—	(13)	15	—	2	(44)	(42)
Exchange movements			1	(1)	—	—	—	(11)	(11)
At July 31, 2021	1,335	(183)	1,152	21	(2,528)	—	(1,355)	(1,090)	(2,445)

(1)Total cash outflow in relation to leases including short term leases, leases of low value assets and sublease income in the year ended July 31, 2021, was $359 million (2020: $377 million).